BANK AND OTHER BORROWINGS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES

The balance of the loans borrowed as of March 31, 2023 and December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Loans from a trust in PRC	$50,554	$60,049
China Construction Bank	345,762	276,447
WeBank	61,416	77,220
Guangdong Nanyue Bank	57,069	67,375
Aggregate outstanding principal balances	514,801	481,091
Less: current portion	482,409	422,653
Non-current portion	$32,392	$58,438

The balance of the loans borrowed as of December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Bank loan from the trust in PRC	$60,049	$67,438
China Construction Bank	276,447	143,192
Guangdong NanYue Bank	67,375	-
WeBank	77,220	78,795
Aggregate outstanding principal balances	481,091	289,425
Less: current portion	422,653	101,207
Non-current portion	$58,438	$188,218

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS	Future minimum loan payments as of March 31, 2023 are as follows:
Year ending December 31,
2023 (remaining)	$388,325
2024	126,476
Thereafter	-
Total	$514,801
Future minimum loan payments as of December 31, 2022 are as follows:
Year ending December 31,
2023	$422,653
2024	58,438
Thereafter	-
Total	$481,091